Long-Term Debt Issuances and Retirements (Details 3) (USD $) In Millions, unless otherwise specified						1 Months Ended
	Aug. 31, 2012 3.35% Senior Unsecured Notes due 2022 [Member]	Nov. 30, 2013 4.5% Senior Unsecured Notes due 2023 [Member]	Nov. 30, 2013 5.8% Senior Unsecured Notes due 2043 [Member]	Dec. 31, 2013 Transcontinental Gas PipeLine Company, LLC [Member] 4.45% Senior Unsecured Notes due 2042 [Member]	Jul. 31, 2012 Transcontinental Gas PipeLine Company, LLC [Member] 4.45% Senior Unsecured Notes due 2042 [Member]	Jul. 31, 2012 Transcontinental Gas PipeLine Company, LLC [Member] 8.875% Senior Unsecured Notes due 2012 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 3.35% Senior Unsecured Notes due 2022 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 4.5% Senior Unsecured Notes due 2023 [Member]	Dec. 31, 2013 Williams Partners L. P. [Member] 5.8% Senior Unsecured Notes due 2043 [Member]
Debt Instrument [Line Items]
Repayment of long-term debt						$ 325
Long-term debt face amount	$ 750	$ 600	$ 400		$ 400
Long-term debt interest rate	3.35%	4.50%	5.80%	4.45%	4.45%	8.875%	3.35%	4.50%	5.80%